Warrants from Public Offering - Narrative (Details) SFr / shares in Units, $ / shares in Units, $ in Millions						10 Months Ended	12 Months Ended
	Mar. 13, 2018 $ / shares shares	Feb. 21, 2017 USD ($) shares	Feb. 21, 2017 CHF (SFr) SFr / shares shares	May 20, 2015 USD ($) shares	May 20, 2015 CHF (SFr) shares	Dec. 31, 2017 CHF (SFr) SFr / shares shares	Dec. 31, 2017 CHF (SFr) SFr / shares shares	Dec. 31, 2016 CHF (SFr) SFr / shares shares	Dec. 31, 2015 CHF (SFr)
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares						48,373,890	48,373,890	34,329,704
Nominal value (in CHF per share) | SFr / shares						SFr 0.40	SFr 0.40
Share issue related cost | SFr								SFr 1,862	SFr 211,142
Transaction costs recognized in equity | SFr							SFr 521,515		643,796
Transaction costs recognized in profit or loss | SFr							SFr 1,026,766	SFr 0	SFr 0
Warrants issued (in shares) | shares		7,945,000	7,945,000
Exercise price (in USD per share) | SFr / shares			SFr 1.2
Common shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares						48,373,890	48,373,890	34,329,704
Nominal value (in CHF per share) | SFr / shares						SFr 0.40	SFr 0.40	SFr 0.40
Public offering
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares				5,275,000	5,275,000
Conversion ratio		0.70	0.70
Net proceeds after underwriting discounts		$ 9.1	SFr 9,100,000
Share issue related cost | SFr			903,919
Transaction costs recognized in equity | SFr			397,685
Transaction costs recognized in profit or loss | SFr			SFr 506,234
Period of option to purchase additional common shares and/or additional warrants		30 days	30 days
Gross proceeds		$ 10.0	SFr 9,998,305	$ 23.6	SFr 21,700,000
Public offering | Common shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares			10,000,000
Nominal value (in CHF per share) | SFr / shares			SFr 0.40
Additional equity available for purchase (up to) (in shares) | shares		1,500,000	1,500,000
Gross proceeds | SFr			SFr 4,906,488
Public offering | Warrants
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares			10,000,000
Additional equity available for purchase (up to) (in shares) | shares		1,500,000	1,500,000
Additional warrants purchased (in shares) | shares		1,350,000	1,350,000
Gross proceeds | SFr			SFr 5,091,817
Merger | February 2017 Offering | Warrants
Disclosure of classes of share capital [line items]
Exercise price (in USD per share) | $ / shares	$ 12.00
Number of common shares exercisable through warrants, up to | shares	794,500
At fair value [member]
Disclosure of classes of share capital [line items]
Warrants outstanding | SFr						SFr 1,813,413	SFr 1,813,413
Decrease in fair value of warrants | SFr						SFr 3,278,404